Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortisation, intangible assets other than goodwill	$ 276,000,000	$ 279,000,000
Number of Years remaining	4
North America Retail [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 2,800,000,000